Note A - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
Note A - Summary of Significant Accounting Policies

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany transactions and balances have been eliminated.  Earnings per share are calculated based on the weighted-average number of common shares outstanding.

Common Stock Split

On April 28, 2011, the Company declared a five-for-four split of its common shares in the form of a distribution of one additional common share for each four common shares previously issued.  The distribution was made on June 10, 2011.  Accordingly, all share amounts and per share data throughout this Annual Report on Form 10-K have been adjusted retroactively to reflect the stock split.

Cash Equivalents and Short-Term Investments

The Company considers highly liquid instruments with maturities of 90 days or less to be cash equivalents.  The Company periodically makes short-term investments for which cost approximates fair value.  Short-term investments at December 31, 2011 and 2010 consist primarily of certificates of deposit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts. The Company maintains an allowance for doubtful accounts for estimated losses from the failure of its customers to make required payments for products delivered. The Company estimates this allowance based on knowledge of the financial condition of customers, review of historical receivables and reserve trends and other relevant information.

Inventories

Inventories are stated at the lower of cost or market.  The costs for approximately 82% of inventories at December 31, 2011 and at December 31, 2010 are determined using the last-in, first-out (LIFO) method, with the remainder determined using the first-in, first-out method.  Cost components include materials, inbound freight costs, labor and allocations of fixed and variable overheads on an absorption costing basis.

Long-Lived Assets

Property, plant and equipment are stated on the basis of cost. Repairs and maintenance costs are expensed as incurred. Depreciation for property, plant and equipment and amortization for intangible assets subject thereto are computed principally by the straight-line method over the estimated useful lives of the assets and are included in cost of products sold and selling, general and administrative expenses based on the use of the assets.

Depreciation of property, plant and equipment is determined based on the following lives:

Buildings	20-50 years
Machinery and equipment	5-15 years
Software	3-5 years

Amortization of intangible assets is determined based on the following lives:

Technology and drawings	15-20 years
Customer relationships	9-10 years
Other intangibles	2-18 years

Long-lived assets, except goodwill and indefinite life intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount may not be recovered through future net cash flows generated by the assets.  Impairment losses are recorded when the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Goodwill and Indefinite Life Intangible Assets

Goodwill and indefinite life intangible assets recognized in connection with business acquisitions are not amortized to expense. Indefinite life intangible assets primarily consist of trademarks and trade names.  Goodwill and indefinite life intangible assets are tested annually for impairment as of October 1, or whenever events or changes in circumstances indicate there may be a possible permanent loss of value in accordance with ASC 350, Intangibles - Goodwill and Other.

Goodwill is tested for impairment at the reporting unit level and is based on the net assets for each reporting unit, including goodwill and intangible assets. In September 2011, the FASB issued ASU 2011-08 which amends the rules for testing goodwill for impairment. Under the new rules, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The Company early adopted ASU 2011-08 for its October 1, 2011 annual goodwill impairment test.

In assessing the qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, we identify and assess relevant drivers of fair value and events and circumstances that may impact the fair value and the carrying amount of the reporting unit. The identification of relevant events and circumstances and how these may impact a reporting unit’s fair value or carrying amount involve significant judgment and assumptions. The judgment and assumptions include the identification of macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, Company specific events and share price trends and making the assessment on whether each relevant factor will impact the impairment test positively or negatively and the magnitude of any such impact.

If our qualitative assessment concludes that it is more likely than not that impairment exists then a quantitative assessment is required.  In a quantitative assessment, a discounted cash flow model is used to estimate the fair value of each reporting unit, which considers forecasted cash flows discounted at an estimated weighted-average cost of capital. The forecasted cash flows are based on the Company’s long-term operating plan and the weighted-average cost of capital is an estimate of the overall after-tax rate of return. Other valuation techniques including comparative market multiples are used when appropriate. Discount rate assumptions are based on an assessment of the risk inherent in the future cash flows of the respective reporting units.

The Company completed its annual goodwill impairment test for each year presented and confirmed no reporting unit was at risk of failing the impairment test for any periods presented herein.

Revenue Recognition

Substantially all of the Company’s revenues from product sales are recognized when all of the following criteria are met: persuasive evidence of a sale arrangement exists, the price is fixed or determinable, product delivery has occurred or services have been rendered, there are no further obligations to customers, and collectability is probable. Product delivery occurs when the risks and rewards of ownership and title pass, which usually occurs upon shipment to the customer.

Concentration of Credit Risk

The Company generally does not require collateral from its customers and has a good collection history. There were no sales to a single customer that exceeded 10% of total net sales for the years ended December 31, 2011, 2010 or 2009.

Shipping and Handling Costs

The Company classifies all amounts billed to customers for shipping and handling as revenue and reflects shipping and handling costs in cost of products sold.

Advertising

The Company expenses all advertising costs as incurred, which for the years ended December 31, 2011, 2010 and 2009 totaled $3.4 million, $3.2 million, and $2.7 million, respectively.

Product Warranties

A liability is established for estimated future warranty and service claims based on historical claims experience and specific product failures.  The Company expenses warranty costs directly to cost of products sold.  Changes in the Company’s product warranty liability are:

	2011	2010	2009
Balance at beginning of year	$1,543	$1,863	$2,048
Provision	1,081	1,217	1,915
Claims	(1,396)	(1,537)	(2,100)
Balance at end of year	$1,228	$1,543	$1,863

Foreign Currency Translation

Assets and liabilities of the Company’s operations outside the United States which are accounted for in a functional currency other than U.S. dollars are translated into U.S. dollars using year-end exchange rates.  Revenues and expenses are translated at weighted-average exchange rates effective during the year.  Foreign currency translation gains and losses are included as a component of accumulated other comprehensive income (loss) within shareholders’ equity.

Gains and losses resulting from foreign currency transactions, the amounts of which are not material, are included in net income.

Fair Value

The book value of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximates their fair value.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.  Actual results could differ from those estimates.

Reclassification

Certain amounts for 2009 and 2010 have been reclassified to conform to the 2011 presentation.

New Accounting Pronouncements Not Yet Adopted

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. ASU 2011-05 amends existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. Also, items that are reclassified from other comprehensive income to net income must be presented on the face of the financial statements. ASU 2011-05 requires retrospective application, and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. In December 2011, the FASB issued ASU 2011-12, deferring its requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and Other Comprehensive Income on the face of the financial statements.  Entities continue to be required to present amounts reclassified out of accumulated other comprehensive income on the face of the financial statements or to disclose those amounts in the notes to the financial statements.  The requirement to present reclassification adjustments in interim periods was also deferred.  However, entities are required to report a total for comprehensive income in condensed financial statements of interim periods in a single continuous statement or in two consecutive statements.  The FASB is reconsidering the presentation requirements for reclassification adjustments.  The Company plans to adopt ASU 2011-05 in the first quarter of fiscal 2012.  The Company believes the adoption of ASU 2011-05 will change the order in which certain financial statements are presented and provide additional detail on those financial statements when applicable, but will not have any other impact on its consolidated financial statements.